UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2009

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
October 26, 2009

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: $166,080 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
McDonalds Corp                 COM              580135101     4606 80714.0000SH      SOLE                                 80714.0000
MidCap SPDR Trust Series 1     COM              595635103     1403 11201.0582SH      SOLE                                 11201.0582
Nuveen Real Estate Income Fund COM              67071B108       93 11828.0000SH      SOLE                                 11828.0000
SPDR DJ Wilshire International COM              78463x863      469 13261.6809SH      SOLE                                 13261.6809
SPDR S&P International Small C COM              78463x871      268 10471.9406SH      SOLE                                 10471.9406
SPDR Trust Unit Series 1       COM              78462F103    21725 205750.8439SH     SOLE                                205750.8439
Vanguard Emerging Markets VIPE COM              922042858    15965 414344.6578SH     SOLE                                414344.6578
Vanguard FTSE All-World EX-US  COM              922042775    36510 845141.9429SH     SOLE                                845141.9429
Vanguard Growth Vipers         COM              922908736     1210 24547.1836SH      SOLE                                 24547.1836
Vanguard Large Cap             COM              922908637     9952 207040.8040SH     SOLE                                207040.8040
Vanguard Mid Cap Vipers        COM              922908629     4862 85448.3635SH      SOLE                                 85448.3635
Vanguard REIT Vipers           COM              922908553     1386 33435.8933SH      SOLE                                 33435.8933
Vanguard Small Cap             COM              922908751     4175 75152.8089SH      SOLE                                 75152.8089
Vanguard Small Cap Value       COM              922908611      312 5845.0000SH       SOLE                                  5845.0000
Vanguard Total Stock Market Vi COM              922908769     3699 69029.6178SH      SOLE                                 69029.6178
Vanguard Value                 COM              922908744      421 9137.1307SH       SOLE                                  9137.1307
iShares Barclays US Treasury I COM              464287176     9482 92165.8796SH      SOLE                                 92165.8796
iShares DJ US Regional Banks I COM              464288778      230 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      287 5168.0000SH       SOLE                                  5168.0000
iShares MSCI Eafe Index Fund   COM              464287465     2792 51059.0983SH      SOLE                                 51059.0983
iShares MSCI Emerging Markets  COM              464287234     1808 46464.7412SH      SOLE                                 46464.7412
iShares Russell 1000 Growth    COM              464287614     2595 56027.0000SH      SOLE                                 56027.0000
iShares Russell 1000 Index Fun COM              464287622     3623 62355.3645SH      SOLE                                 62355.3645
iShares Russell 1000 Value Ind COM              464287598     1960 35318.2667SH      SOLE                                 35318.2667
iShares Russell 2000 Growth    COM              464287648      568 8680.2857SH       SOLE                                  8680.2857
iShares Russell 2000 Index     COM              464287655     5162 85686.4624SH      SOLE                                 85686.4624
iShares Russell 2000 Value     COM              464287630      568 10057.2997SH      SOLE                                 10057.2997
iShares Russell 3000 Index     COM              464287689      249 4024.0000SH       SOLE                                  4024.0000
iShares Russell Midcap         COM              464287499     8662 110727.5711SH     SOLE                                110727.5711
iShares Russell Midcap Growth  COM              464287481     6084 143046.1439SH     SOLE                                143046.1439
iShares Russell Midcap Value   COM              464287473     5841 164901.8881SH     SOLE                                164901.8881
iShares S&P Euro 350 Index     COM              464287861      590 15300.0000SH      SOLE                                 15300.0000
iShares S&P GSCI Commodity Ind COM              46428r107      444 14966.0000SH      SOLE                                 14966.0000
iShares Trust S&P 500 Index    COM              464287200     8080 76215.2815SH      SOLE                                 76215.2815